Nature of Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Nature of Expenses [Abstract]
Schedule of Research and Development Expenses	Research and development expenses
Thousands of $ For the years ended December 31	Notes	2023	2022	2021
Personnel costs	6	3,693	2,453	1,949
Depreciation	12	428	212	276
Impairment	11	-	44	-
Lab consumables		639	713	793
Patent expenses		83	430	577
External collaborator fees		199	783	1,020
Clinical validation		765	584	842
Other expenses		569	278	132
Total research and development expenses		6,376	5,497	5,589

Schedule of Selling and Marketing Expenses	Selling and Marketing expenses
Thousands of $ For the years ended December 31	Notes	2023	2022	2021
Personnel costs	6	27,952	19,070	13,402
Depreciation	12	888	750	504
Professional fees		710	1,259	523
Marketing expenses		5,075	2,843	1,761
Travel expenses		1,061	789	340
Offices & facilities expenses		459	356	436
Other expenses		770	637	486
Total selling and marketing expenses		36,915	25,704	17,452

Schedule of General and Administrative Expenses	General and administrative expenses
Thousands of $ For the years ended December 31	Notes	2023	2022	2021
Personnel costs	6	10,184	8,995	9,009
Depreciation	12	737	734	646
Professional fees		6,706	7,762	1,678
Public company expenses		2,701	4,025	1,108
Travel expenses		130	79	9
Offices & facilities expenses		1,266	1,142	845
Royalties to third parties		28	47	152
Board fees		366	394	314
Other expenses		892	130	154
Total general and administrative expenses		23,010	23,308	13,915

Schedule of Amortization of Intangible Assets	Amortization of intangible assets
Thousands of $ For the years ended December 31	2023	2022	2021
Research and development	3,157	2,060	1,084
Selling and marketing	1,315	878	292
General and administrative	22	231	234
Total amortization of intangible assets	4,494	3,169	1,610